Financial risk management - Liquidity Risk (Details) - Liquidity risk - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade and other payables	€ 5,450	€ 5,319
Amounts payable to related parties	341	373
Borrowings	11,280	11,886
Derivatives	246	206
Lease liabilities	779	787
Total financial liabilities	18,096	18,571
Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade and other payables	5,450	5,319
Amounts payable to related parties	341	373
Borrowings	517	1,376
Derivatives	99	45
Lease liabilities	179	172
Total financial liabilities	6,586	7,285
1 to 3 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade and other payables	0	0
Amounts payable to related parties	0	0
Borrowings	3,092	2,332
Derivatives	68	58
Lease liabilities	275	269
Total financial liabilities	3,435	2,659
3 to 5 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade and other payables	0	0
Amounts payable to related parties	0	0
Borrowings	2,880	2,916
Derivatives	19	15
Lease liabilities	131	142
Total financial liabilities	3,030	3,073
More than 5 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade and other payables	0	0
Amounts payable to related parties	0	0
Borrowings	4,791	5,262
Derivatives	60	88
Lease liabilities	194	204
Total financial liabilities	€ 5,045	€ 5,554